UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 ------------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Starwood Real Estate Securities, LLC
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830


Form 13F File Number:   028-12189
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Gottschalk
Title:            Chief Financial Officer and Chief Compliance Officer
Phone:            203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk                Greenwich, CT      November 14, 2008
------------------------------------       -------------      -----------------
         [Signature]                       [City, State]          [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
                                              --------------------------------
Form 13F Information Table Entry Total:                      27
                                              --------------------------------
Form 13F Information Table Value Total:                   $333,413
                                              --------------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number     Name

1          28-12188                 Starwood Capital Group Management, LLC
-          --------                 --------------------------------------

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
                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2008

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                                CLASS                        VALUE       SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                ------                       ------      -------  --- ---- -----------  -----     ----------------
NAME OF ISSUER                  TITLE              CUSIP    (X$1,000)    PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  -----              -----    ---------    -------  --- ---- ----------  --------  ----  ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC         COM               09063H107     5,663    214,100  SH           SOLE              214,100
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH    112585104    10,422    379,800  SH           SOLE              379,800
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW       COM NEW           22025Y407    29,543  1,188,848  SH           SOLE            1,188,848
-----------------------------------------------------------------------------------------------------------------------------------
EDUCATION RLTY TR INC           COM               28140H104     5,468    493,500  SH           SOLE              493,500
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC      COM               29472R108    27,597    520,400  SH           SOLE              520,400
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL              SH BEN INT        29476L107    22,614    509,200  SH           SOLE              509,200
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR          SH BEN INT NEW    313747206     7,312     85,415  SH           SOLE               85,415
-----------------------------------------------------------------------------------------------------------------------------------
FOREST CITY ENTERPRISES INC     CL A              345550107    17,005    554,466  SH           SOLE              554,466
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE RLTY TR              COM               421946104     6,375    218,700  SH           SOLE              218,700
-----------------------------------------------------------------------------------------------------------------------------------
HFF INC                         CL A              40418F108     1,025    255,600  SH           SOLE              255,600
-----------------------------------------------------------------------------------------------------------------------------------
INTERSTATE HOTELS & RESRTS I    COM               46088S106     1,888    803,205  SH           SOLE              803,205
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      COHEN&ST RLTY     464287564     2,523     32,900  SH           SOLE               32,900
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      DJ US REAL EST    464287739    12,037    194,299  SH           SOLE              194,299
-----------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP                COM               49427F108    20,081    420,200  SH           SOLE              420,200
-----------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW           CL A              571903202    17,679    677,600  SH           SOLE              677,600
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL RETAIL PROPERTIES I    COM               637417106     6,804    284,100  SH           SOLE              284,100
-----------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP           UNIT 99/99/9999   62941R201     4,797    530,000  SH           SOLE              530,000
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA HEALTHCARE INVS INC       COM               681936100     5,827    296,400  SH           SOLE              296,400
-----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD       CL A              G67743107    34,791  1,441,800  SH      SHARED - OTHER   1            1,441,800
-----------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                  COM               737464107     6,179    220,900  SH           SOLE              220,900
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                        SH BEN INT        743410102     5,617    136,100  SH           SOLE              136,100
-----------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC       COM               86768K106     2,911    211,100  SH           SOLE              211,100
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC                COM               876664103    25,045    500,900  SH           SOLE              500,900
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS PPTYS GROUP INC          COM               884453101    20,561  2,035,758  SH           SOLE            2,035,758
-----------------------------------------------------------------------------------------------------------------------------------
U STORE IT TR                   COM               91274F104    15,505  1,263,615  SH           SOLE            1,263,615
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT        929042109     7,958     87,500  SH           SOLE               87,500
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WYNDHAM WORLDWIDE CORP          COM               98310W108    10,186    648,400  SH           SOLE              648,400
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